Fair Value Measurements - Summary of Employee Benefit Plan Investment in Plan Assets (Detail) - EBP 059 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments In The Fair Value Hierarchy	$ 3,978,331	$ 3,566,057
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments In The Fair Value Hierarchy	743,519	648,978
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments In The Fair Value Hierarchy	3,234,812	2,917,079
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments In The Fair Value Hierarchy	0	0
Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments In The Fair Value Hierarchy	3,234,812	2,917,079
Collective trust funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments In The Fair Value Hierarchy	0	0
Collective trust funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments In The Fair Value Hierarchy	3,234,812	2,917,079
Collective trust funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments In The Fair Value Hierarchy	0	0
Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments In The Fair Value Hierarchy	668,888	586,605
Registered investment companies | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments In The Fair Value Hierarchy	668,888	586,605
Registered investment companies | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments In The Fair Value Hierarchy	0	0
Registered investment companies | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments In The Fair Value Hierarchy	0	0
A-B InBev Company ADR fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments In The Fair Value Hierarchy	74,631	62,373
A-B InBev Company ADR fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments In The Fair Value Hierarchy	74,631	62,373
A-B InBev Company ADR fund | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments In The Fair Value Hierarchy	0	0
A-B InBev Company ADR fund | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments In The Fair Value Hierarchy	$ 0	$ 0